Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2025, 2024, 2023, 2022, and 2021, and our financial performance for each such fiscal year:

Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”) ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)	Value of Initial Fixed $100 Investment Based on:		Net Income ($ in thousands)	Adjusted FFO per Share ($)(3)
					TSR ($)	Peer Group TSR ($)(2)
2025	8,062,820	7,432,536	2,062,291	1,967,204	149	146	122,968	2.12
2024	6,989,058	5,459,466	1,882,263	1,536,729	151	149	69,696	2.00
2023	7,146,228	9,352,243	1,882,586	2,408,214	142	111	63,762	1.88
2022	6,847,851	6,720,807	1,840,005	1,829,604	120	102	54,529	1.82
2021	8,807,044	12,491,228	3,032,600	3,704,836	120	120	17,233	1.79

Named Executive Officers, Footnote

Year	PEO	Non-PEO NEOs
2025	Jeffrey S. Edison	Robert F. Myers, John P. Caulfield, Tanya E. Brady, and Joseph G. Schlosser
2024	Jeffrey S. Edison	Robert F. Myers, John P. Caulfield, and Tanya E. Brady
2023	Jeffrey S. Edison	Devin I. Murphy, Robert F. Myers, John P. Caulfield, and Tanya E. Brady
2022	Jeffrey S. Edison	Devin I. Murphy, Robert F. Myers, John P. Caulfield, and Tanya E. Brady
2021	Jeffrey S. Edison	Devin I. Murphy, Robert F. Myers, John P. Caulfield, and Tanya E. Brady

Peer Group Issuers, Footnote	For the year ended December 31, 2025, represents the average TSR (the “Peer Group TSR”) for the following peer companies: Acadia Realty Trust; Brixmor Property Group Inc.; Federal Realty Investment Trust; InvenTrust Properties Corp.; Kimco Realty Corporation; Kite Realty Group Trust; The Macerich Company; Regency Centers Corporation; Retail Opportunity Investments Corp.; Tanger Inc.; and Urban Edge Properties (the “Peer Group”) with an initial investment of $100 on July 15, 2021, the first day on which our common stock began trading on Nasdaq
PEO Total Compensation Amount	$ 8,062,820	$ 6,989,058	$ 7,146,228	$ 6,847,851	$ 8,807,044
PEO Actually Paid Compensation Amount	$ 7,432,536	5,459,466	9,352,243	6,720,807	12,491,228
Adjustment To PEO Compensation, Footnote	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year. An IPO Award was granted to all PECO associates at the time of our IPO in 2021, with a grant date fair value of $28.00 per share awarded. These awards are one-time in nature and the values reflected above include the change in fair value from time of grant to end of period (July 2024). The change in our closing share prices for each period end is noted below in footnote “c.”

Year	PEO	Non-PEO NEOs
2025	Jeffrey S. Edison	Robert F. Myers, John P. Caulfield, Tanya E. Brady, and Joseph G. Schlosser
2024	Jeffrey S. Edison	Robert F. Myers, John P. Caulfield, and Tanya E. Brady
2023	Jeffrey S. Edison	Devin I. Murphy, Robert F. Myers, John P. Caulfield, and Tanya E. Brady
2022	Jeffrey S. Edison	Devin I. Murphy, Robert F. Myers, John P. Caulfield, and Tanya E. Brady
2021	Jeffrey S. Edison	Devin I. Murphy, Robert F. Myers, John P. Caulfield, and Tanya E. Brady
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2025		2024
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(4,931,230)	$(1,011,705)	$(4,428,883)	$(971,843)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End (a) (b)	4,508,389	934,928	3,412,208	754,577
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date (a)	255,549	42,194	144,187	24,114
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End (a) (c)	457,287	73,620	(362,160)	(61,743)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date (a)	(91,225)	(15,484)	(73,673)	(42,182)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	(829,054)	(118,640)	(221,271)	(48,457)
Total Adjustments	$(630,284)	$(95,087)	$(1,529,592)	$(345,534)

	2023		2022		2021
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(4,174,387)	$(883,354)	$(4,137,071)	$(880,326)	$(5,802,345)	$(2,018,831)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End (a) (b)	4,646,629	893,948	3,897,659	808,373	6,957,596	2,233,620
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date (a)	—	93,598	507,744	153,753	114,155	134,122
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End (a) (c)	1,262,886	267,755	(404,435)	(100,186)	2,134,697	293,502
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date (a)	470,887	153,681	9,059	7,985	280,081	29,823
Total Adjustments	$2,206,015	$525,628	$(127,044)	$(10,401)	$3,684,184	$672,236
a.Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely time-vesting RSUs/Class B Units, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for performance-based 2021 RSUs/Class C Units (excluding any market-based awards), the same valuation methodology as time-vesting RSUs/Class B Units above except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and (iii) for 2022, 2023, 2024, and 2025 market-based performance awards, the fair value is calculated by a Monte Carlo simulation model as of the applicable year-end date(s). For additional information on the valuation assumptions, please refer to Note 13 to the consolidated financial statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025.
b.The material differences in assumptions from the grant date values are as follows: (i) Monte Carlo valuation as of December 31, 2025, 2024, 2023, and 2022, was $33.12, $36.97, $35.79 and $31.04, respectively for time-vesting LTIPs, compared to $35.12, $33.38, $31.59 and $29.46, respectively at grant date; and $23.90, $14.05, $25.21 and $24.24, respectively for performance-based LTIPs, compared to $24.51, $22.02, $22.80 and $22.31, respectively at grant date; and (ii) changes in the probability assumptions and closing price per share as of December 31, 2021. The 2022 performance-based LTIPs had a probable outcome at grant date of 100% compared to 165.2% and 100% at December 31, 2024 and 2023, respectively. The 2023 performance-based LTIPs had a probable outcome at grant date of 100% compared to 90.8% and 100% at December 31, 2025 and 2024, respectively.
	c.Closing price per share as of December 31, 2025, 2024, 2023, 2022, 2021, and 2020 was $35.57, $37.46, $36.48, $31.84, $33.04, and $26.25, respectively.
Non-PEO NEO Average Total Compensation Amount	$ 2,062,291	1,882,263	1,882,586	1,840,005	3,032,600
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,967,204	1,536,729	2,408,214	1,829,604	3,704,836
Adjustment to Non-PEO NEO Compensation Footnote	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year. An IPO Award was granted to all PECO associates at the time of our IPO in 2021, with a grant date fair value of $28.00 per share awarded. These awards are one-time in nature and the values reflected above include the change in fair value from time of grant to end of period (July 2024). The change in our closing share prices for each period end is noted below in footnote “c.”

Year	PEO	Non-PEO NEOs
2025	Jeffrey S. Edison	Robert F. Myers, John P. Caulfield, Tanya E. Brady, and Joseph G. Schlosser
2024	Jeffrey S. Edison	Robert F. Myers, John P. Caulfield, and Tanya E. Brady
2023	Jeffrey S. Edison	Devin I. Murphy, Robert F. Myers, John P. Caulfield, and Tanya E. Brady
2022	Jeffrey S. Edison	Devin I. Murphy, Robert F. Myers, John P. Caulfield, and Tanya E. Brady
2021	Jeffrey S. Edison	Devin I. Murphy, Robert F. Myers, John P. Caulfield, and Tanya E. Brady
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2025		2024
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(4,931,230)	$(1,011,705)	$(4,428,883)	$(971,843)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End (a) (b)	4,508,389	934,928	3,412,208	754,577
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date (a)	255,549	42,194	144,187	24,114
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End (a) (c)	457,287	73,620	(362,160)	(61,743)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date (a)	(91,225)	(15,484)	(73,673)	(42,182)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	(829,054)	(118,640)	(221,271)	(48,457)
Total Adjustments	$(630,284)	$(95,087)	$(1,529,592)	$(345,534)

	2023		2022		2021
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(4,174,387)	$(883,354)	$(4,137,071)	$(880,326)	$(5,802,345)	$(2,018,831)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End (a) (b)	4,646,629	893,948	3,897,659	808,373	6,957,596	2,233,620
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date (a)	—	93,598	507,744	153,753	114,155	134,122
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End (a) (c)	1,262,886	267,755	(404,435)	(100,186)	2,134,697	293,502
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date (a)	470,887	153,681	9,059	7,985	280,081	29,823
Total Adjustments	$2,206,015	$525,628	$(127,044)	$(10,401)	$3,684,184	$672,236
a.Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely time-vesting RSUs/Class B Units, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for performance-based 2021 RSUs/Class C Units (excluding any market-based awards), the same valuation methodology as time-vesting RSUs/Class B Units above except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and (iii) for 2022, 2023, 2024, and 2025 market-based performance awards, the fair value is calculated by a Monte Carlo simulation model as of the applicable year-end date(s). For additional information on the valuation assumptions, please refer to Note 13 to the consolidated financial statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025.
b.The material differences in assumptions from the grant date values are as follows: (i) Monte Carlo valuation as of December 31, 2025, 2024, 2023, and 2022, was $33.12, $36.97, $35.79 and $31.04, respectively for time-vesting LTIPs, compared to $35.12, $33.38, $31.59 and $29.46, respectively at grant date; and $23.90, $14.05, $25.21 and $24.24, respectively for performance-based LTIPs, compared to $24.51, $22.02, $22.80 and $22.31, respectively at grant date; and (ii) changes in the probability assumptions and closing price per share as of December 31, 2021. The 2022 performance-based LTIPs had a probable outcome at grant date of 100% compared to 165.2% and 100% at December 31, 2024 and 2023, respectively. The 2023 performance-based LTIPs had a probable outcome at grant date of 100% compared to 90.8% and 100% at December 31, 2025 and 2024, respectively.
	c.Closing price per share as of December 31, 2025, 2024, 2023, 2022, 2021, and 2020 was $35.57, $37.46, $36.48, $31.84, $33.04, and $26.25, respectively.
Compensation Actually Paid vs. Total Shareholder Return
The graphs below compare the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with (i) our cumulative TSR and our Peer Group TSR, in each case, for the fiscal years ended December 31, 2021, 2022, 2023, 2024, and 2025; and (ii) our net income and (iii) our Adjusted FFO, in each case, for the fiscal years ended December 31, 2021, 2022, 2023, 2024, and 2025.
TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested. Our common stock began trading on Nasdaq on July 15, 2021, and thus all TSR amounts are calculated with the $100 investment using the closing market price of our common stock on its first day of trading.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
The graphs below compare the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with (i) our cumulative TSR and our Peer Group TSR, in each case, for the fiscal years ended December 31, 2021, 2022, 2023, 2024, and 2025; and (ii) our net income and (iii) our Adjusted FFO, in each case, for the fiscal years ended December 31, 2021, 2022, 2023, 2024, and 2025.
TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested. Our common stock began trading on Nasdaq on July 15, 2021, and thus all TSR amounts are calculated with the $100 investment using the closing market price of our common stock on its first day of trading.

Tabular List, Table
Important Financial Performance Measures for Pay Versus Performance
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2025:
•Adjusted FFO per share;
•Same-Center NOI growth;
•Relative TSR;
•Leased occupancy for our portfolio;
•ABR per leased square foot growth; and
•Net acquisition activity.

Total Shareholder Return Amount	$ 149	151	142	120	120
Peer Group Total Shareholder Return Amount	146	149	111	102	120
Net Income (Loss)	$ 122,968,000	$ 69,696,000	$ 63,762,000	$ 54,529,000	$ 17,233,000
Company Selected Measure Amount | $ / shares	2.12	2.00	1.88	1.82	1.79
PEO Name	Jeffrey S. Edison	Jeffrey S. Edison	Jeffrey S. Edison	Jeffrey S. Edison	Jeffrey S. Edison
Equity Valuation Assumption Difference, Time-Vesting Long-Term Incentive Plans | $ / shares	$ 33.12	$ 36.97	$ 35.79	$ 31.04
Equity Valuation Assumption Difference, Time-Vesting Long-Term Incentive Plans, Grant Date | $ / shares	35.12	33.38	31.59	29.46
Equity Valuation Assumption Difference, Performance-Based Long-Term Incentive Plans | $ / shares	23.90	14.05	25.21	24.24
Equity Valuation Assumption Difference, Performance-Based Long-Term Incentive Plans, Grant Date | $ / shares	$ 24.51	$ 22.02	$ 22.80	$ 22.31
Equity Valuation Assumption Difference, Probable Outcome At Grant Date, 2022 Performance-Based Long-Term Incentive Plans, Percent		165.20%	100.00%	100.00%
Equity Valuation Assumption Difference, Probable Outcome At Grant Date, 2023 Performance-Based Long-Term Incentive Plans, Percent	90.80%	100.00%	100.00%
Closing Share Price | $ / shares	$ 35.57	$ 37.46	$ 36.48	$ 31.84	$ 33.04	$ 26.25
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted FFO
Non-GAAP Measure Description	For a reconciliation of Net Income to Adjusted FFO, please see Annex A.
Measure:: 2
Pay vs Performance Disclosure
Name	Same-Center NOI growth
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Leased occupancy for our portfolio
Measure:: 5
Pay vs Performance Disclosure
Name	ABR per leased square foot growth
Measure:: 6
Pay vs Performance Disclosure
Name	Net acquisition activity
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (630,284)	$ (1,529,592)	$ 2,206,015	$ (127,044)	$ 3,684,184
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,931,230)	(4,428,883)	(4,174,387)	(4,137,071)	(5,802,345)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,508,389	3,412,208	4,646,629	3,897,659	6,957,596
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	457,287	(362,160)	1,262,886	(404,435)	2,134,697
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	255,549	144,187	0	507,744	114,155
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(91,225)	(73,673)	470,887	9,059	280,081
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(829,054)	(221,271)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(95,087)	(345,534)	525,628	(10,401)	672,236
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,011,705)	(971,843)	(883,354)	(880,326)	(2,018,831)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	934,928	754,577	893,948	808,373	2,233,620
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	73,620	(61,743)	267,755	(100,186)	293,502
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	42,194	24,114	93,598	153,753	134,122
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,484)	(42,182)	$ 153,681	$ 7,985	$ 29,823
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (118,640)	$ (48,457)